Biological Assets - Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 CAD ($) g $ / g	Jun. 30, 2019 CAD ($) g $ / g
Average selling price per gram
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | $ / g	4.78	5.86
Reasonably possible increase in unobservable input, assets | $ / g	1.00	1.00
Reasonably possible decrease in unobservable input, assets | $ / g	1.00	1.00
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets | $	$ 14,070	$ 14,868
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets | $	$ 14,070	$ 14,868
Weighted average yield (grams per plant)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | g	52.73	44.31
Reasonably possible increase in unobservable input, assets | g	5	5
Reasonably possible decrease in unobservable input, assets | g	5	5
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets | $	$ 3,756	$ 6,295
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets | $	$ 3,756	$ 6,295
Standard cost per gram to complete production
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | g	1.73	2.04
Reasonably possible increase in unobservable input, assets | $ / g	1.00	1.00
Reasonably possible decrease in unobservable input, assets | $ / g	1.00	1.00
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets | $	$ 19,318	$ 17,735